Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 90.4%
Alabama — 0.6%
$ 2,000,000 Alabama Federal Aid Highway
Finance Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/22 ........... $ 2,005,894
1,500,000 Alabama Public School & College
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 05/01/24 ........... 1,585,383
3,660,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO,
5.00%, 09/01/26 ........... 3,901,703
1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%, 08/01/26(a) ......... 1,595,609
13,000,000 Water Works Board of the City of
Birmingham Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 01/01/45(a) ......... 14,012,669
23,101,258
Arizona — 0.8%
1,715,000 Arizona Board of Regents Advance
Refunding COP, Series A,
5.00%, 06/01/24 ........... 1,813,677
2,390,000 Arizona School Facilities Board
Advance Refunding COP, Series
A,
5.00%, 09/01/23 ........... 2,478,679
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 1,335,223
8,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5.00%, 01/01/30 ........... 10,282,713
6,470,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5.00%, 01/01/23 ........... 6,564,837
5,000,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/23 ........... 5,165,995
Principal
Amount Value
Arizona (continued)
$ 5,250,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/25 ........... $ 5,757,459
33,398,583
Arkansas — 0.2%
7,250,000 State of Arkansas Public Improvements
GO,
5.00%, 10/01/26 ........... 7,755,492
California — 5.0%
5,000,000 Bay Area Toll Authority Refunding
Revenue Bonds, Series B2,
1.25%, 04/01/47(b) ......... 5,000,000
5,235,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/27 ........... 5,834,810
5,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/28 ........... 5,634,954
8,250,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/30 ........... 9,492,853
1,500,000 County of San Bernardino CA Arrow
Head Project Current Refunding
COP, Series A,
5.00%, 10/01/23 ........... 1,557,760
2,000,000 County of Santa Clara Current
Refunding GO, Series D,
5.00%, 08/01/24 ........... 2,137,197
2,000,000 County of Santa Clara Current
Refunding GO, Series D,
5.00%, 08/01/26 ........... 2,251,620
5,000,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/24 ........... 5,316,143
3,500,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5.00%, 08/15/36 ........... 4,050,501
3,500,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%, 08/15/49(b) ......... 3,742,580

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 6,850,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... $ 6,284,348
3,800,000 San Diego County Water Authority
Refunding Revenue Bonds, Sub-
Series S1,
5.00%, 05/01/28 ........... 4,404,430
2,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series B-1,
5.00%, 08/01/24 ........... 2,665,880
2,340,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,699,933
4,380,000 State of California Advance Refunding
GO,
5.00%, 08/01/25 ........... 4,805,136
4,475,000 State of California Advance Refunding
GO,
5.00%, 11/01/25 ........... 4,942,170
4,415,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 4,865,148
10,000,000 State of California Current Refunding
GO,
5.00%, 10/01/37 ........... 11,883,555
2,000,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 2,203,917
2,630,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 2,898,151
3,250,000 State of California Current Refunding
GO,
5.00%, 08/01/26 ........... 3,661,564
9,500,000 State of California Current Refunding
GO,
5.00%, 04/01/27 ........... 10,880,626
15,000,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 18,827,592
1,620,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5.00%, 12/01/22 ........... 1,639,053
6,210,000 State of California GO,
5.00%, 10/01/23 ........... 6,459,406
Principal
Amount Value
California (continued)
$ 3,735,000 State of California GO,
5.00%, 10/01/24 ........... $ 4,003,676
7,000,000 State of California Public
Improvements GO,
5.00%, 09/01/22 ........... 7,020,455
3,000,000 State of California Public
Improvements GO,
5.00%, 03/01/26 ........... 3,252,604
5,715,000 State of California Public
Improvements GO,
5.00%, 10/01/27 ........... 6,359,615
8,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 8,571,934
7,230,000 State of California School
Improvements GO,
5.00%, 11/01/28 ........... 8,334,785
5,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/27 ........... 5,726,645
5,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 5,834,107
7,265,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/29 ........... 8,627,635
3,500,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/30 ........... 4,223,441
6,360,000 University of California Refunding
Revenue Bonds, Series AJ,
4.60%, 05/15/31 ........... 6,610,823
202,705,047
Colorado — 1.4%
3,000,000 Adams & Weld Counties School
District No 27J Brighton
Improvements GO, (State Aid
Withholding),
5.00%, 12/01/22 ........... 3,035,283
3,000,000 Adams & Weld Counties School
District No 27J Brighton
Improvements GO, (State Aid
Withholding),
5.00%, 12/01/23 ........... 3,134,677
5,850,000 City & County of Denver CO Airport
System Revenue Airport &
Marina Improvements Refunding
Revenue Bonds, Series A,
5.00%, 12/01/28 ........... 6,605,663

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Colorado (continued)
$ 8,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5.00%, 11/15/22 ........... $ 8,081,618
2,175,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5.00%, 11/15/32 ........... 2,554,217
5,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5.00%, 11/15/23 ........... 5,217,375
3,300,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5.00%, 11/15/25 ........... 3,629,317
10,000,000 City & County of Denver CO Airport
System Revenue, Series A,
5.00%, 12/01/32 ........... 11,092,749
4,000,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series D,
5.00%, 11/15/31(b) ......... 4,035,695
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5.00%, 11/01/24 ........... 2,205,446
2,000,000 Denver City & County School District
No 1 Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... 2,153,189
4,275,000 Regional Transportation District Sales
Tax Revenue Advance Refunding
Revenue Bonds,
1.18%, 11/01/27 ........... 3,849,008
55,594,237
Connecticut — 1.7%
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
4.00%, 07/01/31 ........... 5,593,582
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(b) ......... 5,792,676
Principal
Amount Value
Connecticut (continued)
$ 11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... $ 12,875,915
1,000,000 Metropolitan District Refunding Notes
GO,
5.00%, 03/01/25 ........... 1,050,995
5,860,000 Metropolitan District Refunding Notes
GO, Series C, (AGM),
5.00%, 11/01/25 ........... 6,456,116
2,350,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5.00%, 03/01/29 ........... 2,532,270
2,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/24 ........... 2,138,075
1,445,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/25 ........... 1,584,890
1,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/26 ........... 1,122,040
1,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/27 ........... 1,144,345
1,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/28 ........... 1,161,791
1,675,000 State of Connecticut GO, Series A,
5.00%, 04/15/28 ........... 1,934,044
6,000,000 State of Connecticut GO, Series A,
4.00%, 01/15/29 ........... 6,587,935
3,100,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 08/01/22 ........... 3,100,000
1,245,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/26 ........... 1,384,715
1,715,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/28 ........... 1,981,531
1,700,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/29 ........... 1,994,726
2,000,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 08/01/30 ........... 2,162,890

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 1,225,000 State of Connecticut Special Tax
Revenue Bonds, Series D,
5.00%, 11/01/29 ........... $ 1,447,920
1,250,000 State of Connecticut Special Tax
Revenue Transportation
Infrastructure Advance Refunding
Revenue Bonds,
5.00%, 08/01/22 ........... 1,250,000
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5.00%, 09/01/24 ........... 2,026,523
5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5.00%, 09/01/27 ........... 5,324,028
70,647,007
Delaware — 1.7%
10,000,000 Delaware State Health Facilities
Authority Current Refundin
Revenue Bonds,
5.00%, 10/01/45 ........... 10,895,172
1,250,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 09/01/30 ........... 1,486,919
5,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 07/01/32 ........... 5,945,366
5,825,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/26 ........... 6,532,448
10,000,000 State of Delaware Current Refunding
GO,
5.00%, 02/01/28 ........... 11,625,001
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 8,905,543
10,800,000 State of Delaware Public Facilities GO,
5.00%, 02/01/25 ........... 11,698,533
9,650,000 State of Delaware Public Facilities GO,
5.00%, 02/01/26 ........... 10,727,561
2,885,000 State of Delaware Public
Improvements GO,
5.00%, 03/01/24 ........... 3,039,421
70,855,964
Principal
Amount Value
District of Columbia — 2.3%
$ 5,800,000 District of Columbia Current
Refunding GO, Series E,
5.00%, 02/01/34 ........... $ 6,912,311
2,000,000 District of Columbia GO, Series D,
5.00%, 02/01/30 ........... 2,399,685
1,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 06/01/25 ........... 1,090,102
4,145,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/25 ........... 4,487,226
8,800,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/26 ........... 9,777,620
3,500,000 District of Columbia Public
Improvements Revenue Bonds,
Series B,
5.00%, 10/01/27 ........... 4,034,152
11,735,000 District of Columbia Refunding
Revenue Bonds, Series C,
5.00%, 10/01/23 ........... 12,209,081
3,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 3,632,629
2,750,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/35 ........... 3,314,274
4,500,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/36 ........... 5,413,881
7,185,000 District of Columbia Transit
Improvements Revenue Bonds,
Series B,
3.81%, 07/01/30 ........... 7,346,187
6,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series B,
3.86%, 07/01/31 ........... 6,144,586
10,000,000 District of Columbia Water & Sewer
Authority Revenue Bonds, Series
B,
5.00%, 10/01/52 ........... 10,851,285

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 5,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/26 ........... $ 5,521,014
9,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/27 ........... 10,090,752
93,224,785
Florida — 2.2%
5,000,000 Orange County Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%, 11/15/52(b) ......... 5,597,047
1,065,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
4.00%, 10/01/22 ........... 1,069,551
3,475,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/24 ........... 3,685,307
5,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/24 ........... 5,316,143
5,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/27 ........... 5,727,028
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/29 ........... 11,911,213
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/30 ........... 12,095,244
2,565,000 State of Florida Current Refunding
GO, Series D,
5.00%, 06/01/23 ........... 2,638,797
1,750,000 State of Florida Current Refunding
GO, Series F,
5.00%, 06/01/28 ........... 1,946,820
2,545,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,775,123
Principal
Amount Value
Florida (continued)
$ 2,670,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... $ 2,984,609
2,805,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 3,209,099
2,945,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 3,424,883
3,885,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/23 ........... 4,006,397
4,080,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/24 ........... 4,329,219
4,720,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 5,416,699
4,960,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 5,786,262
5,205,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/29 ........... 6,151,901
88,071,342
Georgia — 3.7%
1,950,000 Brookhaven Development Authority
Revenue Bonds, Series A,
5.00%, 07/01/23 ........... 2,008,947
15,000,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/49 ........... 15,000,468
9,280,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/34 ........... 10,650,199

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 12,890,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/35 ........... $ 14,689,373
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/24 ........... 2,121,776
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/25 ........... 5,447,641
4,225,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 4,712,675
11,445,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 13,047,666
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 5,784,585
1,400,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/24 ........... 1,476,281
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,158,343
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,197,523
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 3,351,508
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 3,385,412
1,000,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 1,169,320
Principal
Amount Value
Georgia (continued)
$ 1,140,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/23 ........... $ 1,171,303
1,725,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/31 ........... 2,000,158
1,400,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/33 ........... 1,601,204
8,000,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/24 ........... 8,383,683
10,065,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/25 ........... 10,849,038
5,060,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/26 ........... 5,600,364
6,010,000 Gainesville & Hall County Hospital
Authority Current Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... 6,424,055
1,000,000 Gainesville & Hall County Hospital
Authority Revenue Bonds, Series
A,
5.00%, 02/15/24 ........... 1,044,339
3,190,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%, 06/01/29 ........... 3,758,800
1,975,000 Lowndes County Board of Education
School Improvements GO, (State
Aid Withholding),
5.00%, 02/01/23 ........... 2,010,035
1,555,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 1,729,623
1,100,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 08/01/26 ........... 1,223,528
3,265,000 State of Georgia Advance Refunding
GO, Series C-1,
5.00%, 01/01/24 ........... 3,420,181
1,950,000 State of Georgia Public Improvements
GO, Series A-2,
5.00%, 02/01/25 ........... 2,048,929

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 2,230,000 State of Georgia School Improvements
GO, Series A-1,
5.00%, 02/01/25 ........... $ 2,412,106
10,000,000 State of Georgia University and
College Improvements GO, Series
A-1,
5.00%, 02/01/24 ........... 10,501,488
151,380,551
Hawaii — 3.5%
7,775,000 City & County of Honolulu GO,
Series E,
5.00%, 03/01/30 ........... 9,280,114
10,000,000 City & County of Honolulu HI
Refunding GO, Series A,
5.00%, 09/01/25 ........... 10,973,010
4,940,000 City & County of Honolulu HI
Transit Improvements GO, Series
E,
5.00%, 09/01/29(b) ......... 5,076,720
3,000,000 City & County of Honolulu Public
Improvements Refunding GO,
Series D,
5.00%, 08/01/23 ........... 3,104,061
10,000,000 City & County of Honolulu Transit
Improvements GO, Series E,
5.00%, 03/01/29 ........... 11,757,590
12,260,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/31 ........... 13,983,613
11,965,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/32 ........... 13,588,929
2,500,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/35 ........... 2,737,197
2,000,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.71%, 07/01/26 ........... 1,848,463
2,250,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.81%, 07/01/27 ........... 2,043,695
Principal
Amount Value
Hawaii (continued)
$ 10,000,000 State of Hawaii Airports System
Revenue Refunding Revenue
Bonds, Series D,
5.00%, 07/01/33 ........... $ 11,483,805
1,500,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 1,662,967
4,165,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/27 ........... 4,706,553
7,330,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 8,379,531
3,915,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/29 ........... 4,523,794
3,750,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... 4,383,799
10,420,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/31 ........... 11,336,281
11,920,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/32 ........... 12,922,436
5,420,000 State of Hawaii Public Improvements
GO, Series EH,
5.00%, 08/01/33(a) ......... 5,603,618
2,515,000 State of Hawaii Public Improvements
GO, Series FK,
5.00%, 05/01/29 ........... 2,842,132
1,180,000 University of Hawaii Advance
Refunding Revenue Bonds, Series
F,
5.00%, 10/01/22 ........... 1,187,062
143,425,370

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Illinois — 0.1%
$ 3,250,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series A,
5.00%, 12/01/24 ........... $ 3,488,870
2,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Refunding GO, Series D,
5.00%, 12/01/22 ........... 2,021,510
5,510,380
Indiana — 0.4%
7,025,000 Indiana Finance Authority Health Care
Facilities Revenue Bonds,
0.70%, 12/01/46(b) ......... 6,711,003
1,000,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/25 ........... 1,091,912
1,135,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 1,322,008
1,250,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/29 ........... 1,477,402
2,125,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/30 ........... 2,542,860
1,250,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 1,512,582
14,657,767
Iowa — 1.1%
1,130,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/24 ........... 1,203,826
2,250,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/25 ........... 2,462,857
2,075,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 2,330,928
1,960,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/27 ........... 2,252,542
1,375,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/28 ........... 1,605,220
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/31 ........... 3,880,907
Principal
Amount Value
Iowa (continued)
$ 1,750,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/27 ........... $ 2,011,199
1,425,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/28 ........... 1,663,592
2,360,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/32 ........... 2,857,876
3,000,000 State of Iowa Advance Refunding
Revenue Bonds, Series A,
5.00%, 06/01/28 ........... 3,323,347
3,920,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%, 09/01/24 ........... 4,181,036
4,325,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%, 09/01/26 ........... 4,846,612
4,535,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%, 09/01/27 ........... 5,186,412
4,415,000 State of Iowa Board of Regents Health
Care Facilities Revenue Bonds,
5.00%, 09/01/29 ........... 5,174,509
42,980,863
Kansas — 0.0%
1,260,000 Sedgwick County Public Building
Commission Technical Education
Complex Refunding Revenue
Bonds, Series 2,
5.00%, 08/01/23 ........... 1,303,451
Maine — 0.1%
3,400,000 State of Maine Highway Improvements
GO, Series B,
5.00%, 06/01/29 ........... 4,013,340
Maryland — 8.5%
5,735,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/27 ........... 6,220,795
2,810,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/28 ........... 3,042,741
1,200,000 County of Baltimore 78th Issue
Refunding GO,
5.00%, 02/01/29 ........... 1,321,174
3,835,000 County of Baltimore 81st Issue
Refunding GO,
5.00%, 03/01/23 ........... 3,913,492

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 8,765,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/25 ........... $ 9,479,418
9,205,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/26 ........... 10,203,951
9,665,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/27 ........... 10,960,777
6,600,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/28 ........... 7,626,190
2,730,000 County of Baltimore Refunding GO,
5.00%, 03/01/23 ........... 2,785,876
1,160,000 County of Frederick Crossover
Refunding GO, Series A,
5.00%, 02/01/25 ........... 1,255,024
4,500,000 County of Montgomery Advance
Refunding GO, Series B,
5.00%, 06/01/23 ........... 4,630,986
2,000,000 County of Montgomery Public
Improvements GO, Series A,
5.00%, 12/01/27 ........... 2,150,156
3,500,000 County of Montgomery Refunding
GO, Series A,
5.00%, 11/01/23 ........... 3,650,059
10,000,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/27 ........... 11,528,693
10,000,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/28 ........... 11,723,648
3,185,000 County of Prince George's Public
School Improvement GO, Series
A,
5.00%, 09/15/25 ........... 3,504,551
3,110,000 County of Prince George's Public
School Improvements GO, Series
A,
5.00%, 07/01/24 ........... 3,308,464
10,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/30 ........... 12,095,244
18,500,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/31 ........... 22,686,210
1,000,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/23 ........... 1,032,547
Principal
Amount Value
Maryland (continued)
$ 9,255,000 State of Maryland Advance Refunding
GO, Series B,
5.00%, 08/01/25 ........... $ 10,150,470
6,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 02/01/25 ........... 6,105,831
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 11/01/26 ........... 10,710,278
10,700,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 08/01/26 ........... 12,041,753
10,000,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 03/01/30 ........... 12,036,410
8,035,000 State of Maryland Public
Improvements GO, Series A,
5.00%, 08/01/24(a) ......... 8,311,271
1,000,000 State of Maryland Public
Improvements GO, Series A,
5.00%, 03/15/25 ........... 1,085,572
7,015,000 State of Maryland Refunding GO,
Series 2-C,
5.00%, 08/01/23 ........... 7,258,329
7,700,000 State of Maryland School
Improvements GO, 1st Series,
5.00%, 06/01/23 ........... 7,924,131
11,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/27 ........... 12,637,893
14,400,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/28 ........... 16,838,315
14,675,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/29 ........... 17,455,717
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/30 ........... 18,120,996
4,855,000 State of Maryland School
Improvements GO, Series A,
5.00%, 03/15/31 ........... 5,823,319
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/31 ........... 18,401,278
8,400,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/32 ........... 10,434,684

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 9,120,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/36 ........... $ 11,110,565
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 03/15/23 ........... 20,439,452
1,675,000 University System of Maryland
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/24 ........... 1,766,165
5,000,000 Washington Suburban Sanitary
Commission Water & Sewer
System Improvements GO, 2nd
Series, (County GTY),
5.00%, 06/01/25 ........... 5,459,219
347,231,644
Massachusetts — 4.4%
3,670,000 City of Cambridge School
Improvements GO,
5.00%, 02/15/25 ........... 3,974,876
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 14,446,542
9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%, 10/01/26 ........... 10,539,505
15,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 09/01/27 ........... 17,303,522
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 07/01/32 ........... 2,162,136
11,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/32 ........... 13,479,303
7,700,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/30 ........... 9,191,658
7,380,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/31 ........... 8,930,216
Principal
Amount Value
Massachusetts (continued)
$ 5,000,000 Commonwealth of Massachusetts
Transportation Fund Advance
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/27 ........... $ 5,581,729
1,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Advance Refunding Revenue
Bonds, Senior Series B,
5.00%, 07/01/33 ........... 1,075,985
2,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Transit Improvements Revenue
Bonds, Series A-1,
5.00%, 07/01/24 ........... 2,123,725
1,500,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Transit Improvements Revenue
Bonds, Series A-1,
5.00%, 07/01/25 ........... 1,638,764
7,280,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Series 2020,
5.00%, 02/01/36 ........... 7,726,457
8,000,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Sub Series 2017A,
5.00%, 02/01/33 ........... 8,117,826
2,265,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%, 02/01/29 ........... 2,677,645
5,035,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%, 02/01/32 ........... 6,096,345
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 11,555,224
5,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/15/33 ........... 5,574,105
4,050,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5.00%, 10/15/26 ........... 4,575,885
13,800,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
5.00%, 11/15/32 ........... 17,205,677

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 3,500,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
0.45%, 07/01/41(b) ......... $ 3,291,049
5,450,000 Massachusetts Housing Finance
Agency STATE MF HSG
Revenue Bonds, Series B-2,
0.90%, 06/01/26 ........... 5,076,572
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 5,810,597
3,500,000 Massachusetts School Building
Authority Refunding Revenue
Bonds, Senior Series A,
5.00%, 08/15/23 ........... 3,504,573
3,050,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series C,
5.00%, 08/01/22 ........... 3,050,000
2,155,000 Town of Stoneham School
Improvements GO,
5.00%, 01/15/29 ........... 2,531,357
2,940,000 Town of Stoneham School
Improvements GO,
5.00%, 01/15/32 ........... 3,537,377
180,778,650
Michigan — 0.3%
1,000,000 Michigan State Building Authority
Current Refunding Revenue
Bonds, (Facilities Program),
5.00%, 04/15/24 ........... 1,056,455
1,000,000 Michigan State University Refunding
Revenue Bonds, Series A,
5.00%, 08/15/31 ........... 1,078,456
5,000,000 University of Michigan Current
Refunding Revenue Bonds, Series
D,
5.00%, 04/01/30 ........... 5,974,803
3,000,000 University of Michigan University &
College Improvements Revenue
Bonds, Series A,
5.00%, 04/01/26 ........... 3,333,403
11,443,117
Minnesota — 2.2%
1,515,000 Cambridge-Isanti Independent School
District No 911 School Building
Refunding GO, Series D, (School
District Credit Program),
5.00%, 02/01/24 ........... 1,589,592
Principal
Amount Value
Minnesota (continued)
$ 2,000,000 City of Rochester Advance Refunding
GO, Series B,
5.00%, 12/01/24 ........... $ 2,152,235
10,000,000 Metropolitan Council Transit
Improvements GO, Series B,
5.00%, 12/01/23 ........... 10,458,405
1,815,000 Minnesota Public Facilities Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 03/01/27 ........... 2,016,634
2,535,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%, 02/01/23 ........... 2,579,459
2,805,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%, 02/01/24 ........... 2,941,825
2,200,000 Sartell-St Stephen Independent School
District No 748 GO, Series A,
(School District Credit Program),
5.00%, 02/01/25 ........... 2,375,721
2,335,000 State of Minnesota Advance Refunding
GO, Series D,
5.00%, 08/01/23 ........... 2,416,230
7,500,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%, 08/01/25 ........... 8,232,593
2,870,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%, 10/01/23 ........... 2,985,605
1,395,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/24 ........... 1,483,601
2,910,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/26 ........... 3,086,657
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/25 ........... 11,001,486
3,640,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 4,349,463
7,570,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 9,045,449
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/29 ........... 11,965,229

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Minnesota (continued)
$ 8,260,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/30 ........... $ 10,062,582
1,000,000 Waconia Independent School District
No 110 Refunding GO, Series A,
(School District Credit Program),
5.00%, 02/01/24 ........... 1,049,235
89,792,001
Mississippi — 0.3%
2,310,000 Mississippi Development Bank
Harrison County Highway
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/25 ........... 2,478,572
10,000,000 State of Mississippi Public
Improvements GO, Series B,
5.00%, 12/01/31(a) ......... 10,451,631
12,930,203
New Hampshire — 0.1%
3,990,000 State of New Hampshire Public
Improvements GO, Series B,
5.00%, 12/01/22 ........... 4,037,864
New Jersey — 4.0%
1,060,000 County of Ocean Current Refunding
GO, Series B,
4.00%, 08/01/24 ........... 1,108,514
1,825,000 County of Ocean Public
Improvements GO, Series A,
5.00%, 08/01/24 ........... 1,944,232
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%, 12/01/23 ........... 1,045,434
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%, 12/01/24 ........... 1,076,595
5,095,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/31 ........... 6,189,427
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/27 ........... 11,406,686
Principal
Amount Value
New Jersey (continued)
$ 10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/32 ........... $ 12,314,552
4,920,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/22 ........... 4,933,121
1,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/23 ........... 1,540,911
12,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/24 ........... 13,248,938
7,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/25 ........... 8,160,310
1,000,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/26 ........... 1,114,626
1,000,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/27 ........... 1,140,032
1,055,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/29 ........... 1,233,633
1,000,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/30 ........... 1,180,760
1,000,000 New Jersey Health Care Facilities
Financing Authority RWJ
Barnabas Health System
Obligated Group Refunding
Revenue Bonds,
5.00%, 07/01/23 ........... 1,030,136
4,455,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds,
5.00%, 09/01/26 ........... 5,022,183
10,300,000 New Jersey Transportation Trust Fund
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 06/15/23 ........... 10,575,127

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... $ 3,642,245
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 8,190,482
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 5,618,077
1,770,000 New Jersey Transportation Trust Fund
Authority Transit Improvements
Refunding Revenue Bonds, Series
A,
5.25%, 12/15/22 ........... 1,792,847
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 8,164,714
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... 1,122,998
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 4,765,643
2,380,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/25 ........... 2,556,603
2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/27 ........... 3,116,320
2,145,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/29 ........... 2,266,502
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/29 ........... 2,782,973
Principal
Amount Value
New Jersey (continued)
$ 3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... $ 3,459,233
3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/33 ........... 3,188,940
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds,Series A,
5.00%, 01/01/34 ........... 4,368,452
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,799,312
20,000,000 State of New Jersey COVID-19 GO,
Series A,
5.00%, 06/01/24 ........... 21,150,750
162,251,308
New Mexico — 0.3%
1,000,000 Hobbs School District No 16 School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 09/15/28 ........... 1,064,289
10,000,000 New Mexico Finance Authority Public
Improvements Revenue Bonds,
Series A,
5.00%, 06/15/30 ........... 11,999,004
13,063,293
New York — 13.1%
30,000,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/22 ........... 30,000,000
10,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/23 ........... 10,345,857
10,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/24 ........... 10,655,364
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/25 ........... 5,471,481
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/26 ........... 5,602,319
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... 5,818,749

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 15,000,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/23 ........... $ 15,518,786
9,400,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... 10,016,042
1,400,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5.00%, 04/01/28(c) ......... 1,621,316
2,910,000 City of New York Public
Improvements GO, Sub-Series
D-1,
5.00%, 08/01/22 ........... 2,910,000
20,000,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%, 08/01/38(c) ......... 20,451,226
2,135,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 03/01/24 ........... 2,180,548
650,000 City of New York Refunding GO,
Series C,
5.00%, 08/01/22 ........... 650,000
18,500,000 City of New York Refunding GO,
Series G,
5.00%, 08/01/22 ........... 18,500,000
5,000,000 City of New York Refunding GO,
Series I,
5.00%, 08/01/25 ........... 5,147,725
9,450,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5.00%, 08/01/25(c) ......... 10,341,100
4,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/30 ........... 4,764,612
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.25%, 11/15/31 ........... 2,281,545
3,020,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/30 ........... 3,044,236
24,820,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%, 09/01/22 ........... 24,890,697
Principal
Amount Value
New York (continued)
$ 3,545,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA,
5.00%, 06/15/24 ........... $ 3,767,067
6,200,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series BB-2,
5.00%, 06/15/25 ........... 6,481,639
1,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series DD-2,
5.00%, 06/15/25 ........... 1,045,426
1,000,000 New York City Municipal Water
Finance Authority Water Utility
Improvements Revenue Bonds,
Series DD-2,
5.00%, 06/15/24 ........... 1,013,779
2,045,000 New York City Transitional Finance
Authority Building Aid Pre-
refunded Revenue Bonds, Series
S, (State Aid Withholding),
5.00%, 07/15/24 ........... 2,172,830
10,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/30 ........... 11,900,393
5,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/31 ........... 6,008,388
10,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/32 ........... 12,133,207
1,850,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 2,023,211

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,670,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%, 07/15/24 ........... $ 1,777,879
2,750,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%, 07/15/29 ........... 3,227,006
1,350,000 New York City Transitional Finance
Authority Future Tax Secured
Advanced Refunding Revenue
Bonds, Series C,
5.00%, 11/01/23 ........... 1,407,880
3,585,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/26 ........... 4,040,810
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 3,446,620
7,465,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... 8,690,954
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... 5,895,237
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/30 ........... 11,936,072
8,450,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-1,
5.00%, 02/01/40 ........... 9,626,895
Principal
Amount Value
New York (continued)
$ 9,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Current Refunding
Revenue Bonds,
5.00%, 11/01/22 ........... $ 9,585,132
4,210,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 02/01/29 ........... 4,398,758
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 02/01/31 ........... 10,037,417
9,100,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... 9,299,951
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/31 ........... 2,170,767
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... 5,380,418
4,660,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26 ........... 4,881,814
12,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/29 ........... 13,741,180
5,200,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/25 ........... 5,465,780
6,290,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 7,160,417
10,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series C,
5.00%, 03/15/27 ........... 11,383,811

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/25 ........... $ 5,421,148
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 5,557,097
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/28 ........... 5,769,240
4,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/29 ........... 4,681,667
4,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/30 ........... 5,339,298
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 1,836,284
7,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 8,921,452
5,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bondss,
5.00%, 06/15/29 ........... 5,297,964
2,000,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 2,106,833
2,105,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 2,321,634
1,000,000 New York State Urban Development
Corp. Current Refunding
Revenue Bonds, Series A,
5.00%, 03/15/28 ........... 1,086,015
Principal
Amount Value
New York (continued)
$ 4,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/28 ........... $ 4,619,983
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/29 ........... 5,852,084
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/31 ........... 5,889,951
10,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/32 ........... 11,708,448
5,875,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue,
Series A,
5.00%, 03/15/25 ........... 6,360,402
10,000,000 New York State Urban Development
Corp. Transit Improvements
Refunding Revenue Bonds, Series
A,
5.00%, 03/15/30 ........... 11,849,762
3,500,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5.00%, 07/15/30 ........... 4,028,162
5,715,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 5,954,573
5,880,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 6,124,905
3,800,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/23 ........... 3,907,848
1,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/24 ........... 1,053,707
4,195,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/25 ........... 4,526,074

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 4,885,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/26 ........... $ 5,371,586
5,255,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/27 ........... 5,877,370
5,750,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/29 ........... 6,560,790
10,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
1.42%, 11/01/41(b) ......... 10,000,000
3,500,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/27 ........... 3,996,883
7,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/31 ........... 8,487,920
1,600,000 Utility Debt Securitization Authority
Restructuring Refunding Revenue
Bonds,
5.00%, 12/15/24 ........... 1,620,505
532,441,926
North Carolina — 2.4%
2,500,000 Charlotte-Mecklenburg Hospital
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 01/15/30 ........... 2,935,378
5,310,000 Charlotte-Mecklenburg Hospital
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 01/15/31 ........... 6,256,119
1,260,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%, 08/01/26 ........... 1,416,444
1,300,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%, 08/01/28 ........... 1,519,262
7,720,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/28 ........... 8,974,501
8,580,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/29 ........... 10,143,134
Principal
Amount Value
North Carolina (continued)
$ 8,600,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/30 ........... $ 10,338,464
10,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/23 ........... 10,262,327
1,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/24 ........... 1,058,525
8,950,000 State of North Carolina GO, Series B,
5.00%, 06/01/30 ........... 10,566,033
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/25 ........... 2,175,372
3,250,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/27 ........... 3,715,403
3,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/31 ........... 3,630,958
7,600,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%, 05/01/28 ........... 8,848,214
2,650,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/23 ........... 2,702,526
3,250,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/24 ........... 3,416,638
3,250,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/25 ........... 3,518,331
2,555,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/26 ........... 2,838,843
2,750,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/28 ........... 3,176,009
97,492,481
Ohio — 2.9%
1,000,000 Central Ohio Solid Waste Authority
Advance Refunding GO,
5.00%, 12/01/24 ........... 1,076,595

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 2,225,000 City of Columbus Advance Refunding
GO, Series 2017-1,
5.00%, 04/01/24 ........... $ 2,350,629
2,000,000 City of Columbus Refunding GO,
Series 5,
5.00%, 08/15/23 ........... 2,072,359
1,100,000 County of Cuyahoga Refunding
Revenue Bonds,
5.00%, 12/01/22 ........... 1,113,122
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/26 ........... 1,074,212
1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/27 ........... 1,627,431
1,000,000 Greater Cleveland Regional Transit
Authority Sales Tax Revenue
Capital Improvements Advance
Refunding Revenue Bonds,
5.00%, 12/01/23 ........... 1,044,216
1,030,000 Hamilton City School District
Advance Refunding GO, (School
District Credit Program),
5.00%, 12/01/22 ........... 1,041,803
1,000,000 Ohio State University Revenue Bonds,
Series A,
5.00%, 12/01/28 ........... 1,165,151
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5.00%, 06/01/26 ........... 3,357,441
8,750,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Improvements Revenue
Bonds, Series A,
5.00%, 12/01/38 ........... 10,311,444
3,375,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/23 ........... 3,474,377
3,300,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/24 ........... 3,502,182
Principal
Amount Value
Ohio (continued)
$ 1,410,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/25 ........... $ 1,539,090
10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bond, Series
2015-A,
5.00%, 12/01/24 ........... 10,765,946
10,285,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds,
5.00%, 06/01/28 ........... 11,920,436
14,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/29 ........... 16,505,437
3,575,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 06/01/26 ........... 4,000,950
10,000,000 State of Ohio Advance Refunding GO,
Series A,
5.00%, 12/15/24 ........... 10,765,652
4,000,000 State of Ohio Current Refunding GO,
Series C,
5.00%, 03/15/28 ........... 4,647,644
1,690,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%, 09/01/24 ........... 1,802,897
1,445,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%, 09/01/24 ........... 1,541,530
2,000,000 State of Ohio Highway Improvements
Revenue Bonds, Series 1-A,
5.00%, 12/15/29 ........... 2,375,467
2,000,000 State of Ohio Mental Health Facility
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/25 ........... 2,177,306
2,185,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%, 02/01/26 ........... 2,419,567
1,415,000 State of Ohio Public Improvements
Revenue Bonds, Series A,
5.00%, 02/01/24 ........... 1,485,745

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 5,000,000 State of Ohio School Improvements
GO, Series B,
5.00%, 06/15/23 ........... $ 5,152,040
5,445,000 State of Ohio University and College
Improvements GO, Series A,
5.00%, 05/01/28 ........... 5,893,424
116,204,093
Oklahoma — 0.5%
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3.68%, 07/01/29 ........... 5,813,031
1,500,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/24 ........... 1,569,568
1,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/25 ........... 1,075,925
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/26 ........... 2,207,283
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/28 ........... 2,301,684
5,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/26 ........... 5,518,209
2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/28 ........... 3,435,263
21,920,963
Oregon — 0.9%
5,000,000 City of Portland Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 03/01/30 ........... 5,937,219
5,000,000 Port of Portland Airport & Marina
Improvements Revenue Bonds,
Series 28,
5.00%, 07/01/31 ........... 5,784,830
5,000,000 Port of Portland Airport & Marina
Improvements Revenue Bonds,
Series 28,
5.00%, 07/01/32 ........... 5,830,532
Principal
Amount Value
Oregon (continued)
$ 5,000,000 Port of Portland Airport & Marina
Improvements Revenue Bonds,
Series 28,
5.00%, 07/01/33 ........... $ 5,787,461
3,290,000 State of Oregon Advance Refunding
GO, Series M,
5.00%, 11/01/23 ........... 3,431,055
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5.00%, 05/01/25 ........... 11,272,123
38,043,220
Pennsylvania — 2.0%
10,000,000 Commonwealth of Pennsylvania
Advance Refunding GO,
5.00%, 07/15/26 ........... 11,200,824
8,245,000 General Authority of Southcentral
Pennsylvania Pre-refunded
Refunding Revenue Bonds,
5.00%, 06/01/44(a) ......... 8,743,987
7,870,000 Pennsylvania Higher Educational
Facilities Authority Advance
Refunding Revenue Bonds, Series
B,
5.00%, 10/01/23 ........... 8,183,280
3,500,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5.00%, 06/15/23 ........... 3,605,502
1,700,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/25 ........... 1,849,670
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 7,802,381
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 6,714,788
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 7,248,345
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... 9,939,221

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Pennsylvania (continued)
$ 6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... $ 7,674,941
6,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/31 ........... 7,138,277
80,101,216
Rhode Island — 0.2%
6,950,000 Rhode Island Commerce Corp. Grant
Anticipation Current Refunding
Revenue,
5.00%, 06/15/23 ........... 7,155,819
1,045,000 State of Rhode Island Advance
Refunding COP, Series D,
5.00%, 04/01/25 ........... 1,130,968
1,010,000 State of Rhode Island University &
College Improvements COP,
Series A,
5.00%, 06/01/25 ........... 1,097,786
9,384,573
South Carolina — 0.4%
4,010,000 Darlington County School District
School Improvement GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 4,566,502
2,950,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 3,359,396
3,150,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/28 ........... 3,648,779
3,310,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/29 ........... 3,891,762
15,466,439
South Dakota — 0.3%
2,125,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/29 ........... 2,520,878
Principal
Amount Value
South Dakota (continued)
$ 1,950,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/31 ........... $ 2,323,502
5,155,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/39 ........... 5,948,175
2,455,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 08/01/29 ........... 2,608,901
13,401,456
Tennessee — 0.3%
2,000,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 02/01/29 ........... 2,337,807
1,000,000 County of Montgomery Advance
Refunding School Improvements
GO,
5.00%, 04/01/26 ........... 1,113,390
3,880,000 Metropolitan Government of Nashville
& Davidson County TN Water
& Sewer Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/24 ........... 4,124,569
1,005,000 State of Tennessee Refunding GO,
Series A,
5.00%, 09/01/23 ........... 1,043,394
2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%, 11/01/30(a) ......... 2,385,959
11,005,119
Texas — 10.0%
1,335,000 Allen Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,360,307
1,720,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/26 ........... 1,908,946
1,315,000 Austin Community College District
Refunding GO,
5.00%, 08/01/27 ........... 1,472,332

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Austin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/31 ........... $ 6,051,781
7,000,000 Board of Regents of the University of
Texas System Advance Refunding
Revenue Bonds, Series C,
5.00%, 08/15/26 ........... 7,891,236
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/32 ........... 6,186,407
1,065,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... 1,128,126
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/31 ........... 6,109,214
4,000,000 Board of Regents of the University
of Texas System University and
College Improvements Revenue,
Series D,
5.00%, 08/15/23 ........... 4,143,036
1,075,000 Bonham Independent School District
Improvements GO, (PSF-GTD),
5.00%, 08/01/27 ........... 1,204,499
1,700,000 City of Austin Public Improvements
GO,
5.00%, 11/01/22 ........... 1,715,020
1,465,000 City of Austin Public Improvements
GO,
5.00%, 09/01/26 ........... 1,560,693
2,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/25 ........... 2,169,586
5,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/28 ........... 5,655,169
1,250,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/32 ........... 1,458,628
4,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/26 ........... 4,528,572
Principal
Amount Value
Texas (continued)
$ 5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... $ 5,585,452
4,020,000 City of College Station Improvements
Advance Refunding GO,
5.00%, 02/15/25 ........... 4,345,604
2,075,000 City of Denton Public Improvements
GO,
5.00%, 02/15/23 ........... 2,112,760
1,715,000 City of Denton Public Improvements
GO,
5.00%, 02/15/24 ........... 1,802,249
1,290,000 City of Denton Public Improvements
GO,
5.00%, 02/15/28 ........... 1,420,522
5,000,000 City of El Paso TX Water &
Sewer Revenue Water Utility
Improvements Revenue Bonds,
5.00%, 03/01/30 ........... 5,921,938
1,250,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5.00%, 03/01/26(a) ......... 1,316,102
5,145,000 City of Fort Worth Water & Sewer
System Improvements Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... 5,563,059
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/24 ........... 1,052,171
1,250,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/26 ........... 1,368,547
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/27 ........... 1,113,737
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/29 ........... 1,133,791
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/33 ........... 1,131,256
2,460,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%, 07/01/27 ........... 2,785,992

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 3,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%, 07/01/28 ........... $ 3,447,392
5,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
1.05%, 07/01/23 ........... 5,385,776
2,360,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements Refunding
Revenue Bonds,
5.00%, 03/15/26 ........... 2,611,582
1,815,000 City of Plano Advance Refunding GO,
5.00%, 09/01/23 ........... 1,882,145
1,180,000 City of Plano Waterworks &
Sewer System Water Utility
Improvement Revenue Bonds,
5.00%, 05/01/26 ........... 1,314,234
1,000,000 Clear Creek Independent School
District Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 1,081,515
1,195,000 Connally Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,304,925
1,500,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/24 ........... 1,577,718
2,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,164,587
10,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/28 ........... 11,597,835
2,130,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/26 ........... 2,321,796
7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/29(a) ......... 8,396,422
3,000,000 County of Bexar Tax Public
Improvements GO, Series B,
5.00%, 06/15/43(a) ......... 3,091,133
1,500,000 County of Denton Advance Refunding
GO,
5.00%, 07/15/24 ........... 1,595,105
Principal
Amount Value
Texas (continued)
$ 1,485,000 County of Harris Current Refunding
GO, Series A,
5.00%, 10/01/24 ........... $ 1,588,867
2,000,000 County of Harris Current Refunding
GO, Series A,
5.00%, 10/01/26 ........... 2,253,267
1,850,000 County of Williamson Limited Tax
Advance Refunding GO,
5.00%, 02/15/24 ........... 1,945,563
1,000,000 County of Williamson Public
Improvements GO,
5.00%, 02/15/25 ........... 1,080,996
7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/26(a) ......... 8,304,648
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 2,756,548
1,085,000 Denver City Independent School
District School Building GO,
Series A, (PSF-GTD),
5.00%, 02/15/25 ........... 1,170,072
2,780,000 Eagle Mountain & Saginaw
Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/24 ........... 2,967,219
1,835,000 Eagle Mountain & Saginaw
Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/27 ........... 2,029,266
1,500,000 El Paso Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,601,330
3,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/23 ........... 3,107,908
1,400,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,492,828
2,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 2,191,427

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,150,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/32 ........... $ 1,385,967
5,000,000 Fort Worth Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 02/15/28 ........... 5,793,226
1,395,000 Frenship Independent School District
Refunding GO, (PSF-GTD),
5.00%, 02/15/26(a) ......... 1,464,783
1,285,000 Goose Creek Consolidated
Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/25 ........... 1,388,747
8,000,000 Grand Parkway Transportation Corp.
Highway Improvements Revenue
Bonds, Series A,
5.50%, 04/01/53(a) ......... 8,364,406
1,990,000 Harlandale Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/24 ........... 2,089,996
5,000,000 Harris County Flood Control District
Refunding Revenue Bonds, Series
A,
5.00%, 10/01/23 ........... 5,200,810
1,970,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%, 08/15/28 ........... 2,297,744
2,150,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%, 08/15/30 ........... 2,568,220
2,455,000 Irving Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 2,582,967
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 11,008,199
1,860,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,895,561
1,050,000 Longview Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,070,075
Principal
Amount Value
Texas (continued)
$ 3,410,000 Manor Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/01/24 ........... $ 3,627,926
1,060,000 Mesquite Independent School District
Advance Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,129,404
1,435,000 Mesquite Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/23 ........... 1,486,918
1,170,000 Mesquite Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,279,803
500,000 Mesquite Independent School District
School Improvements GO, Series
C, (PSF-GTD),
5.00%, 08/15/22 ........... 500,668
1,765,000 North Texas Municipal Water District
Water System Revenue Current
Refunding Revenue Bonds,
5.00%, 09/01/26 ........... 1,987,482
3,000,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/23 ........... 3,057,357
2,525,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,726,898
1,145,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,165,836
1,220,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 1,343,000
1,000,000 Pecos Barstow Toyah Independent
School District Advance
Refunding GO, (PSF-GTD),
5.00%, 02/15/23 ........... 1,018,736
19,045,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 21,267,957

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,525,000 Plano Independent School District
School Improvement GO,
(PSF-GTD),
5.00%, 02/15/23 ........... $ 1,553,991
1,050,000 Point Isabel Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/01/25 ........... 1,133,063
1,995,000 Port Arthur Independent School
District Advance Refunding GO,
Series B, (PSF-GTD),
5.00%, 02/15/25 ........... 2,156,070
1,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/29 ........... 1,180,577
1,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/30 ........... 1,194,839
2,500,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/33 ........... 2,996,935
1,375,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
4.00%, 10/01/35 ........... 1,432,888
1,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
4.00%, 10/01/36 ........... 1,037,699
1,000,000 Prosper Independent School District
School Building School
Improvement GO, (PSF-GTD),
5.00%, 02/15/25 ........... 1,081,255
925,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/22 ........... 926,188
1,020,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/23 ........... 1,054,867
1,075,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,144,494
1,000,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,092,298
1,330,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/23 ........... 1,377,000
Principal
Amount Value
Texas (continued)
$ 1,000,000 Socorro Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/25 ........... $ 1,078,407
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5.00%, 08/15/28 ........... 7,965,500
2,500,000 State of Texas Current Refunding GO,
Series B,
5.00%, 08/01/24 ........... 2,664,860
5,000,000 State of Texas Current Refunding GO,
Series B,
5.00%, 08/01/25 ........... 5,479,161
2,300,000 State of Texas Highway Improvements
GO,
5.00%, 04/01/27 ........... 2,558,202
3,720,000 State of Texas Highway Improvements
Revenue Bonds GO,
5.00%, 04/01/44(a) ......... 3,923,099
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%, 10/01/26 ........... 5,641,740
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... 4,763,862
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,522,106
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/28 ........... 5,467,684
6,500,000 State of Texas Transportation
Commission Highway
Improvement GO,
5.00%, 04/01/25 ........... 7,059,518
3,500,000 State of Texas Transportation
Commission Refunding GO,
Series A,
5.00%, 10/01/22 ........... 3,520,888
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries B-2,
5.00%, 08/01/28 ........... 1,060,863
1,000,000 Sulphur Springs Independent School
District Advance Refunding GO,
(PSF- GTD),
5.00%, 08/15/26 ........... 1,120,676

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,250,000 Texas A&M University University &
College Improvements Revenue
Bonds, Series A,
0.59%, 05/15/24 ........... $ 1,194,576
1,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/24 ........... 1,054,737
1,000,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%, 10/01/22 ........... 1,005,817
5,785,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%, 10/01/24 ........... 6,201,142
4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5.00%, 10/01/26 ........... 4,795,479
1,100,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/27 ........... 1,264,182
1,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/28 ........... 1,460,060
2,300,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/30 ........... 2,770,236
1,750,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/31 ........... 2,127,606
5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/24 ........... 5,332,779
6,665,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/25 ........... 7,307,823
Principal
Amount Value
Texas (continued)
$ 5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/26 ........... $ 5,618,750
1,500,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/27 ........... 1,723,884
4,050,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/29 ........... 4,807,392
1,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 10/15/23 ........... 1,302,550
1,000,000 Trinity River Authority Central
Regional Wastewater System
Advance Refunding Revenue
Bonds,
5.00%, 08/01/24 ........... 1,065,536
1,000,000 Trinity River Authority Central
Regional Wastewater System
Revenue Sewer Improvements
Revenue Bonds, Series RE,
5.00%, 08/01/25 ........... 1,094,603
1,050,000 Trinity River Authority Central
Regional Wastewater System
Revenue Sewer Improvements
Revenue Bonds, Series RE,
5.00%, 08/01/30 ........... 1,257,863
1,000,000 Trinity River Authority Central
Regional Wastewater System
Revenue Sewer Improvements
Revenue Bonds, Series RE,
5.00%, 08/01/32 ........... 1,222,790
1,680,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/23 ........... 1,739,722
2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/25 ........... 2,286,510
2,000,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/34 ........... 2,357,705
3,750,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/35 ........... 4,398,302

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,500,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/38 ........... $ 6,360,995
1,210,000 Wichita Falls Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 02/01/23 ........... 1,231,221
405,332,512
Utah — 0.8%
10,000,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/33 ........... 11,445,534
1,255,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 1,350,674
2,500,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 2,812,433
10,000,000 State of Utah Highway Improvements
Revenue Bonds GO,
5.00%, 07/01/26 ........... 11,226,597
2,300,000 University of Utah Revenue Bonds,
Series B,
5.00%, 08/01/30 ........... 2,749,749
1,800,000 University of Utah Revenue Bonds,
Series B,
5.00%, 08/01/31 ........... 2,178,641
1,300,000 University of Utah Revenue Bonds,
Series B,
5.00%, 08/01/32 ........... 1,589,627
33,353,255
Virginia — 4.7%
7,800,000 City of Harrisonburg GO, Series A,
(State Aid Withholding),
5.00%, 07/15/27 ........... 8,899,641
7,615,000 City of Harrisonburg GO, Series A,
(State Aid Withholding),
5.00%, 07/15/29 ........... 8,962,643
3,045,000 City of Newport News Public
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 02/01/27 ........... 3,462,233
Principal
Amount Value
Virginia (continued)
$ 7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/28 ........... $ 8,073,649
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/27 ........... 5,697,165
7,965,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/29 ........... 9,017,864
7,530,000 County of Loudoun Public Facilities
GO, Series A, (State Aid
Withholding),
5.00%, 12/01/26 ........... 8,537,662
6,880,000 Hampton Roads Sanitation District
Refunding Revenue Bonds, Sub-
Series B,
1.44%, 08/01/46(b) ......... 6,880,000
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,580,897
15,000,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 16,731,391
1,170,000 Prince William County Industrial
Development Authority Public
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 10/01/24 ........... 1,251,576
5,725,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/27 ........... 6,504,148
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/28 ........... 5,772,930
6,540,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/29 ........... 7,674,897
6,530,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/30 ........... 7,790,024

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 3,375,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/31 ........... $ 4,081,041
2,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/32 ........... 2,448,874
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/38 ........... 5,897,234
10,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/39 ........... 11,763,290
5,375,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5.00%, 05/15/28 ........... 6,194,579
2,510,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/23 ........... 2,563,419
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 05/15/27 ........... 5,581,775
8,000,000 Virginia Public Building Authority
Public Facilities Revenue Bonds,
Series A, Group 1,
5.00%, 08/01/24 ........... 8,527,552
4,450,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds,
5.00%, 08/01/24 ........... 4,745,266
9,000,000 Virginia Public School Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 08/01/23 ........... 9,312,182
2,790,000 Virginia Public School Authority
School Improvement Revenue
Bonds, Series A, (State Aid
Withholding),
5.00%, 10/01/23 ........... 2,902,713
2,280,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/27 ........... 2,589,243
Principal
Amount Value
Virginia (continued)
$ 3,325,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/28 ........... $ 3,852,130
3,410,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/29 ........... 4,015,328
4,230,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/30 ........... 5,062,368
2,000,000 Virginia Resources Authority Advance
Refunding Revenue,
5.00%, 11/01/26 ........... 2,262,155
190,635,869
Washington — 5.8%
3,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/23 ........... 3,128,241
5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/24 ........... 5,369,088
5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/25 ........... 5,516,968
10,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/30 ........... 12,102,529
10,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/31 ........... 12,261,743
1,050,000 Chelan County School District
No 228 Cascade School
Improvements GO, (School
Board GTY),
5.00%, 12/01/26 ........... 1,171,386
1,600,000 Clark County Public Utility District
No 1 Refunding Revenue Bonds,
5.00%, 01/01/27 ........... 1,761,362
1,035,000 County of King Refunding GO,
5.00%, 07/01/25 ........... 1,114,655

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 5,395,000 County of King Refunding GO,
5.00%, 07/01/26 ........... $ 5,804,616
9,000,000 County of King School District
No 411 Issaquah School
Improvement GO, (School Board
GTY),
5.00%, 12/01/32 ........... 10,188,288
10,000,000 County of King Sewer Improvements
GO, Series A,
5.00%, 01/01/30 ........... 11,922,669
8,000,000 County of King WA Sewer Revenue
Sewer Improvement Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 9,267,578
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 11,170,288
2,250,000 Energy Northwest Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 2,516,927
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/27 ........... 5,559,313
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/29 ........... 5,680,629
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/30 ........... 5,733,823
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/32 ........... 5,731,954
6,885,000 Port of Seattle Current Refunding
Revenue Bonds,
5.00%, 09/01/25 ........... 7,451,384
5,000,000 Port of Seattle Refunding GO,
5.00%, 06/01/24 ........... 5,306,336
1,120,000 Skagit County Consolidated School
District No 320 Mount Vernon
School Improvements Refunding
GO, (School Board GTY),
5.00%, 12/01/23 ........... 1,170,279
5,000,000 Snohomish County School District
No 201 Refunding GO, (School
Board GTY),
5.00%, 12/01/25 ........... 5,288,617
Principal
Amount Value
Washington (continued)
$ 1,000,000 State of Washington Advance
Refunding COP, (State Aid
Intercept Program),
5.00%, 07/01/24 ........... $ 1,061,863
2,410,000 State of Washington Current
Refunding GO, Series R-2020C,
5.00%, 07/01/25 ........... 2,636,549
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
5.00%, 07/01/23 ........... 10,318,968
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
5.00%, 07/01/24 ........... 10,642,058
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
5.00%, 07/01/25 ........... 10,940,036
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
4.00%, 07/01/26 ........... 10,830,141
10,000,000 State of Washington Current
Refunding GO, Series R-2022D,
Group 1,
5.00%, 07/01/23 ........... 10,318,968
10,000,000 State of Washington Current
Refunding GO, Series R-2022D,
Group 1,
5.00%, 07/01/24 ........... 10,642,058
10,000,000 State of Washington Current
Refunding GO, Series R-2022D,
Group 1,
5.00%, 07/01/25 ........... 10,940,036
5,475,000 State of Washington Public
Improvements GO, Series C,
5.00%, 02/01/30 ........... 5,878,888
2,760,000 State of Washington Public
Improvements GO, Series D,
5.00%, 02/01/24 ........... 2,900,514
8,975,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/44 ........... 10,262,970
4,435,000 Yakima County School District No 7
Yakima Advance Refunding GO,
(School Board GTY),
5.00%, 12/01/24 ........... 4,756,750
237,348,472

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
West Virginia — 0.0%
$ 1,650,000 West Virginia Parkways Authority
Highway Improvements Revenue
Bonds,
5.00%, 06/01/26 ........... $ 1,840,101
Wisconsin — 1.2%
4,700,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds,
5.00%, 06/01/29(a) ......... 4,966,930
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds, Series 1,
5.00%, 06/01/23 ........... 1,028,434
10,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/29 ........... 11,294,466
1,200,000 State of Wisconsin General Fund
Advance Refunding Revenue
Bonds, Series B,
5.00%, 05/01/27 ........... 1,330,529
1,900,000 State of Wisconsin Refunding Bonds
GO, Series 3,
5.00%, 11/01/25(a) ......... 1,916,931
1,000,000 State of Wisconsin Refunding GO,
Series 1,
5.00%, 05/01/24 ........... 1,026,081
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5.00%, 05/01/32 ........... 9,628,310
6,000,000 Wisconsin Department of
Transportation Advance
Refunding Revenue Bonds, Series
1,
1.01%, 07/01/26 ........... 5,549,321
7,250,000 Wisconsin Health & Educational
Facilities Authority Advance
Refunding Revenue Bonds,
5.00%, 08/15/54(b) ......... 7,983,149
2,250,000 Wisconsin Health & Educational
Facilities Authority Refunding
Revenue Bonds, Series A,
5.13%, 04/15/31(a) ......... 2,306,602
47,030,753
Total Municipal Bonds
(Cost $3,747,627,661)
3,681,155,965
Principal
Amount Value
CORPORATE BONDS — 0.8%
United States — 0.8%
$ 1,675,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... $ 1,493,480
3,000,000 BayCare Health System, Inc., Series
2020,
2.61%, 11/15/22 ........... 2,988,584
5,000,000 Baylor Scott & White Holdings, Series
2021,
0.83%, 11/15/25 ........... 4,610,461
1,750,000 Bon Secours Mercy Health, Inc.,
1.35%, 06/01/25 ........... 1,645,939
8,000,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%, 09/01/30 ........... 7,105,862
5,000,000 Leland Stanford Junior University,
1.29%, 06/01/27 ........... 4,567,228
10,000,000 Yale University, Series 2020,
0.87%, 04/15/25 ........... 9,448,736
Total Corporate Bonds
(Cost $34,462,895)
31,860,290
U.S. GOVERNMENT SECURITIES — 4.7%
U.S. Treasury Bills — 2.4%
100,000,000 1.05%, 09/29/22(d) ............ 99,643,542
U.S. Treasury Notes — 2.3%
100,000,000 1.88%, 02/15/32 ............... 93,546,875
Total U.S. Government Securities
(Cost $187,941,326)
193,190,417
Shares
INVESTMENT COMPANY — 3.6%
147,036,848 SEI Daily Income Trust Government
II Fund - Class A, 1.37%(e) ... 147,036,848
Total Investment Company
(Cost $147,036,848)
147,036,848
TOTAL INVESTMENTS — 99.5%
(Cost $4,117,068,730)
$ 4,053,243,520
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.5%
21,281,652
NET ASSETS — 100.0%
$ 4,074,525,172

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) Zero coupon security. The rate represents the yield at time of purchase.
(e) The rate shown represents the current yield as of July 31, 2022.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 0.6%
Arizona ..................................... 0.8
Arkansas .................................... 0.2
California ................................... 5.0
Colorado .................................... 1.4
Connecticut ................................. 1.7
Delaware .................................... 1.7
District of Columbia ........................... 2.3
Florida ..................................... 2.2
Georgia ..................................... 3.7
Hawaii ..................................... 3.5
Illinois ..................................... 0.1
Indiana ..................................... 0.4
Iowa ....................................... 1.1
Kansas ..................................... 0.0 *
Maine ...................................... 0.1
Maryland ................................... 8.5
Massachusetts ................................ 4.4
Michigan ................................... 0.3
Minnesota ................................... 2.2
Mississippi .................................. 0.3
New Hampshire .............................. 0.1
New Jersey .................................. 4.0
New Mexico ................................. 0.3
New York ................................... 13.1
North Carolina ............................... 2.4
Ohio ....................................... 2.9
Oklahoma ................................... 0.5
Oregon ..................................... 0.9
Pennsylvania ................................. 2.0
Rhode Island ................................. 0.2
South Carolina ............................... 0.4
South Dakota ................................ 0.3
Tennessee ................................... 0.3
Texas ....................................... 10.0
Utah ....................................... 0.8
Virginia .................................... 4.7
Washington .................................. 5.8
West Virginia ................................ 0.0 *
Wisconsin ................................... 1.2
Other** ..................................... 9.6
100.0%
* Represents less than 0.01% of net assets.
** Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.